Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Mar. 01, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
C000014907
Account Value [Line Items]
Account Value	$ 17,721	$ 16,213	$ 15,445	$ 16,642	$ 14,365	$ 13,674	$ 11,367	$ 11,913		$ 10,754	$ 9,806	$ 10,000
C000014908
Account Value [Line Items]
Account Value	9,553	9,468	9,218	11,120	11,272	10,895	10,401	10,283		10,161	10,081	10,000
C000014909
Account Value [Line Items]
Account Value	26,931	22,171	18,183	23,138	18,355	14,532	11,485	12,243		9,856	9,806	10,000
C000014910
Account Value [Line Items]
Account Value	$ 24,821	20,314	17,005	21,407	17,372	12,716	10,569	12,250		10,823	9,713	10,000
C000179136
Account Value [Line Items]
Line Graph and Table Measure Name	Investor
Account Value	$ 14,888	13,891	12,970	14,802	12,991	11,975	10,270	10,833	$ 10,000
C000014911
Account Value [Line Items]
Account Value	$ 11,173	11,174	10,715	11,626	11,575	11,186	10,670	10,620		10,221	10,214	10,000
60% S&P 500 and 40% Bloomberg Int Gov/Cred
Account Value [Line Items]
Line Graph and Table Measure Name	60% S&P 500 and 40% Bloomberg Int Gov/Cred
Account Value	$ 23,006	19,859	16,886	19,613	16,920	14,806	12,207	12,458		10,967	10,149	10,000
60% S&P 500 and 40% Bloomberg US Aggregate
Account Value [Line Items]
Line Graph and Table Measure Name	60% S&P 500 and 40% Bloomberg US Aggregate
Account Value	$ 22,651	19,689	16,732	19,869	17,150	14,948	12,234	12,529		10,970	10,128	10,000
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687		10,321	10,055	10,000
Bloomberg US Intermediate Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Intermediate Government/Credit Index
Account Value	$ 11,847	11,502	10,929	11,910	12,084	11,353	10,630	10,538		10,317	10,107	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Account Value	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829		11,351	10,138	10,000
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687		10,321	10,055	10,000
Bloomberg US Intermediate Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Intermediate Government/Credit Index
Account Value	$ 11,847	11,502	10,929	11,910	12,084	11,353	10,630	10,538		10,317	10,107	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Account Value	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829		11,351	10,138	10,000
Russell 2000® Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index TR
Account Value	$ 21,223	19,028	16,273	20,453	17,813	14,849	11,830	13,294		11,595	9,559	10,000
60% MSCI ACWI 30% Bloomberg US Aggregare 10% HFRI FoF
Account Value [Line Items]
Line Graph and Table Measure Name	60% MSCI ACWI 30% Bloomberg US Aggregare 10% HFRI FoF
Account Value	$ 17,627	15,742	13,595	15,998	14,373	12,599	10,522	11,151	10,000
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,042	10,906	10,334	11,880	12,066	11,224	10,324	10,323	10,000
HFRI Fund of Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name	HFRI Fund of Funds Index
Account Value	$ 14,269	13,006	12,261	12,949	12,196	10,999	10,148	10,573	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Account Value	$ 28,095	22,473	17,795	21,730	16,884	14,260	10,845	11,343	$ 10,000
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,494	12,364	11,620	12,703	12,513	11,893	11,060	10,920		10,356	10,330	10,000
Bloomberg US Municipal Bond: 5 Year (4-6) Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Municipal Bond: 5 Year (4-6) Index
Account Value	$ 11,805	$ 11,669	$ 11,187	$ 11,808	$ 11,768	$ 11,283	$ 10,701	$ 10,523		$ 10,203	$ 10,243	$ 10,000